Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Legal fees related to prosecution of patent costs	$ 527,761	$ 446,035
Write-off of patents abandoned	64,210	321,137	1,588,087	1,973,434
Amortization of Intangible Assets	$ 291,046	$ 255,637	$ 140,476	$ 1,212,542